Business Segment and Geographical Information - Schedule of Distribution of Long-Lived Assets, Net by Geographic Area (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting Information [Line Items]
Long-lived assets	$ 508,356	$ 524,672
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	243,396	250,566
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	90,056	94,920
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	119,604	122,896
Rest of World
Segment Reporting Information [Line Items]
Long-lived assets	$ 55,300	$ 56,290